AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2021
	Shares	Value
Common Stocks - 95.3%
Communication Services - 2.7%
Entravision Communications Corp., Class A	101,386	$324,435
Glu Mobile, Inc.*	72,270	636,699
Gray Television, Inc.*	81,306	1,386,267
LiveXLive Media, Inc.*	21,827	83,161
TechTarget, Inc.*	32,248	2,408,926

Total Communication Services		4,839,488
Consumer Discretionary - 12.4%
American Public Education, Inc.*	29,165	839,369
Aspen Group, Inc.*	87,595	828,211
Beazer Homes USA, Inc.*,1	22,225	369,379
CarParts.com, Inc.*,1	25,441	399,678
Carriage Services, Inc.	28,440	941,933
Clarus Corp.	39,871	640,328
Culp, Inc.	7,459	115,092
Del Taco Restaurants, Inc.*	100,945	971,091
Delta Apparel, Inc.*	58,548	1,172,131
Destination XL Group, Inc.*	126,046	100,837
G-III Apparel Group, Ltd.*,1	25,300	684,112
Grand Canyon Education, Inc.*	7,340	623,460
Hamilton Beach Brands Holding Co., Class A	11,819	226,807
Haverty Furniture Cos., Inc.	15,503	506,793
Hibbett Sports, Inc.*	12,428	701,561
Lakeland Industries, Inc.*	20,407	567,315
Lindblad Expeditions Holdings, Inc.*,1	43,197	678,193
Malibu Boats, Inc., Class A*,1	32,613	2,286,497
Monarch Casino & Resort, Inc.*	9,297	491,346
Patrick Industries, Inc.[1]	41,042	2,834,360
Perdoceo Education Corp.*	46,760	553,171
Points International, Ltd. (Canada)*	8,687	117,883
Rocky Brands, Inc.	6,186	213,169
Ruth's Hospitality Group, Inc.	16,380	297,952
Shoe Carnival, Inc.[1]	12,006	564,162
Superior Group of Cos., Inc.	17,334	395,735
Superior Industries International, Inc.*	77,418	357,671
Tilly's, Inc., Class A	28,390	278,222
Turtle Beach Corp.*,1	26,269	785,443
Unifi, Inc.*	19,506	467,169
Universal Electronics, Inc.*	38,200	2,071,968

Total Consumer Discretionary		22,081,038
Consumer Staples - 1.5%
Celsius Holdings, Inc.*,1	7,048	376,363
	Shares	Value

Farmer Bros Co.*	19,960	$104,590
John B Sanfilippo & Son, Inc.	10,400	836,472
Lifevantage Corp.*	36,965	330,467
MGP Ingredients, Inc.	6,600	382,140
Natural Grocers by Vitamin Cottage, Inc.	23,697	394,555
SunOpta, Inc. (Canada)*	22,976	325,800

Total Consumer Staples		2,750,387
Energy - 3.0%
Aspen Aerogels, Inc.*	59,280	1,189,157
Bonanza Creek Energy, Inc.*	36,889	762,127
DMC Global, Inc.[1]	21,290	1,217,149
Evolution Petroleum Corp.	53,098	168,852
Exterran Corp.*	104,577	451,773
North American Construction Group, Ltd. (Canada)	29,934	275,991
Par Pacific Holdings Inc.*	44,390	589,499
Solaris Oilfield Infrastructure, Inc., Class A	70,704	643,406

Total Energy		5,297,954
Financials - 17.8%
Allegiance Bancshares, Inc.	25,480	896,386
Amalgamated Bank, Class A	26,025	381,527
AMERISAFE, Inc.	26,510	1,471,305
Atlantic Capital Bancshares, Inc.*	52,018	930,602
The Bancorp, Inc.*	62,488	1,047,924
Bank of Marin Bancorp	15,928	591,566
Bridge Bancorp, Inc.	35,166	859,105
Bridgewater Bancshares, Inc.*	60,326	774,586
Camden National Corp.	22,708	852,685
Capital City Bank Group, Inc.	10,513	234,755
Central Valley Community Bancorp	12,197	186,614
Compass Diversified Holdings, MLP	144,052	2,967,471
Cowen, Inc., Class A1	35,810	900,622
Curo Group Holdings Corp.	59,084	858,491
Enova International, Inc.*	38,741	875,547
Farmers National Banc Corp.	26,360	351,115
Financial Institutions, Inc.	18,376	420,627
First Bancorp	18,830	641,350
First Business Financial Services, Inc.	6,036	116,253
First Internet Bancorp	19,796	606,154
The First of Long Island Corp.	27,522	460,443
Flushing Financial Corp.	66,482	1,215,291
FS Bancorp, Inc.	4,183	224,292
German American Bancorp, Inc.	31,545	1,067,167

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Financials - 17.8% (continued)
Guaranty Bancshares, Inc.	7,682	$256,425
HCI Group, Inc.	13,609	757,069
Heritage Financial Corp.	12,887	304,133
Heritage Insurance Holdings, Inc.	40,180	374,478
Independent Bank Corp.	49,193	903,184
Luther Burbank Corp.	14,712	144,030
Macatawa Bank Corp.	28,917	240,011
Mercantile Bank Corp.	18,750	509,063
Merchants Bancorp	14,874	443,543
Metropolitan Bank Holding Corp.*	12,631	500,945
NMI Holdings, Inc., Class A*	49,917	1,058,740
Northrim BanCorp, Inc.	34,762	1,116,555
Old Second Bancorp, Inc.	27,144	266,554
Peapack-Gladstone Financial Corp.	19,104	449,326
Preferred Bank	14,090	680,406
Regional Management Corp.	25,436	719,839
Sierra Bancorp	19,239	420,757
Silvergate Capital Corp., Class A*	13,145	1,223,274
South Plains Financial, Inc.	5,360	100,982
Stock Yards Bancorp, Inc.	19,570	884,564
Territorial Bancorp, Inc.	7,899	188,470
Trean Insurance Group, Inc.*	35,103	522,684
Triumph Bancorp, Inc.*	9,460	542,436
Unity Bancorp, Inc.	6,714	126,223

Total Financials		31,665,569
Health Care - 18.5%
Accolade, Inc.*,1	8,891	450,685
Alphatec Holdings, Inc.*	98,635	1,467,689
AngioDynamics, Inc.*	48,030	900,082
Avid Bioservices, Inc.*	68,319	996,774
Bioanalytical Systems, Inc.*	56,807	656,121
BioLife Solutions, Inc.*	16,458	624,087
CareDx, Inc.*	19,502	1,490,538
Castle Biosciences, Inc.*	20,506	1,370,416
Catalyst Pharmaceuticals, Inc.*,1	81,788	297,708
Computer Programs and Systems, Inc.	13,976	430,181
CRH Medical Corp. (Canada)*	33,386	71,116
Cross Country Healthcare, Inc.*	51,839	454,110
CryoLife, Inc.*,1	20,002	478,648
CryoPort, Inc.*,1	7,289	497,110
Electromed, Inc.*	16,744	166,435
Harvard Bioscience, Inc.*	81,339	377,413
	Shares	Value

Health Catalyst, Inc.*,1	13,124	$652,000
InfuSystem Holdings, Inc.*	133,533	2,352,851
Invacare Corp.[1]	129,949	1,216,323
Itamar Medical, Ltd., ADR (Israel)*	6,662	162,953
The Joint Corp.*,1	52,182	1,697,480
Lantheus Holdings, Inc.*	48,470	788,607
Neuronetics, Inc.*	62,642	1,104,378
OptimizeRx Corp.*	17,677	797,940
OrthoPediatrics Corp.*,1	34,150	1,577,047
Osmotica Pharmaceuticals PLC*	188,108	784,410
Pro-Dex, Inc.*	1,690	52,322
Pulmonx Corp.*	4,239	240,436
Quanterix Corp.*	6,442	417,055
Sharps Compliance Corp.*,1	3,660	48,385
SI-BONE, Inc.*	49,746	1,456,563
Silk Road Medical, Inc.*	13,883	757,040
Simulations Plus, Inc.[1]	5,647	446,904
SOC Telemed, Inc.*,1	33,150	243,653
STAAR Surgical Co.*	425	43,597
Surgalign Holdings, Inc.*	262,545	441,076
Surmodics, Inc.*	49,207	2,238,919
Tactile Systems Technology, Inc.*,1	18,030	983,537
Utah Medical Products, Inc.	3,435	297,711
Veracyte, Inc.*,1	18,179	1,030,749
Vericel Corp.*,1	57,194	2,360,396

Total Health Care		32,921,445
Industrials - 17.5%
ACCO Brands Corp.	217,493	1,759,518
Aegion Corp.*	30,207	554,903
Air Transport Services Group, Inc.*	28,020	711,988
Allied Motion Technologies, Inc.	31,108	1,407,637
Astronics Corp.*	35,657	444,286
Barrett Business Services, Inc.	12,350	778,667
Casella Waste Systems, Inc., Class A*	9,977	571,083
CBIZ, Inc.*,1	26,450	685,320
Columbus McKinnon Corp.	70,872	3,060,962
Covenant Logistics Group, Inc., Class A*	21,676	327,091
CRA International, Inc.	10,871	578,446
DLH Holdings Corp.*	6,508	67,423
Ducommun, Inc.*	65,469	3,230,240
Ennis, Inc.	36,368	661,898
Graham Corp.	6,612	97,593
The Greenbrier Cos., Inc.[1]	29,152	1,054,719

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 17.5% (continued)
Harsco Corp.*	19,650	$326,780
Heidrick & Struggles International, Inc.	20,670	602,737
Heritage-Crystal Clean, Inc.*	23,048	500,142
Insteel Industries, Inc.	51,760	1,306,422
Kornit Digital, Ltd. (Israel)*	5,018	454,806
L B Foster Co., Class A*	8,991	136,214
Lawson Products, Inc. *	3,849	190,872
LSI Industries, Inc.	41,086	394,631
Lydall, Inc.*	61,962	1,865,056
Marten Transport, Ltd.	49,700	787,745
Matrix Service Co.*,1	46,405	547,115
Miller Industries, Inc.	10,500	418,740
Mistras Group, Inc.*	51,151	353,453
MRC Global, Inc.*	157,402	1,087,648
MYR Group, Inc.*,1	12,634	702,577
Northwest Pipe Co.*	32,103	971,116
NV5 Global, Inc.*,1	14,450	1,261,918
PAM Transportation Services, Inc.*	1,261	65,131
Radiant Logistics, Inc.*	90,808	526,686
The Shyft Group, Inc.	20,991	633,928
Standex International Corp.	3,100	253,921
Transcat, Inc.*	4,415	161,457
Universal Logistics Holdings, Inc.	11,161	236,613
Vectrus, Inc.*	10,954	563,036
Wabash National Corp.	27,147	432,995
Willdan Group, Inc.*,1	11,531	515,320

Total Industrials		31,288,833
Information Technology - 15.6%
Airgain, Inc.*	14,192	323,861
American Software, Inc., Class A	22,487	431,975
AstroNova, Inc.	14,740	158,455
Aviat Networks, Inc.*	16,530	594,254
AXT, Inc.*,1	96,450	996,329
Bel Fuse, Inc., Class B	20,690	301,660
ChannelAdvisor Corp.*,1	41,218	844,969
Clearfield, Inc.*	4,120	129,038
Cohu, Inc.	30,480	1,239,926
Comtech Telecommunications Corp.	31,615	674,664
CyberOptics Corp.*	11,300	273,347
Domo, Inc., Class B*	28,184	1,786,584
DSP Group, Inc.*	22,235	358,651
eGain Corp.*	55,511	610,621
	Shares	Value

Genasys, Inc.*	54,701	$406,975
Grid Dynamics Holdings, Inc.*,1	108,771	1,414,023
The Hackett Group, Inc.	46,304	630,661
IEC Electronics Corp.*	43,794	639,830
MACOM Technology Solutions Holdings, Inc.*	20,982	1,193,037
Mitek Systems, Inc.*,1	87,340	1,410,541
Model N, Inc.*	41,067	1,395,457
Napco Security Technologies, Inc.*,1	35,300	914,976
nLight, Inc.*	16,616	526,395
Novanta, Inc.*	14,310	1,787,605
Paya Holdings, Inc., Class A*,1	33,922	439,629
PC Connection, Inc.[1]	15,957	783,329
PCTEL, Inc.	24,510	180,394
Qumu Corp.*	20,885	161,441
Sapiens International Corp. NV (Israel)	47,121	1,538,972
SiTime Corp.*	12,388	1,511,955
Sprout Social, Inc., Class A*	26,252	1,732,632
Telos Corp.*	18,434	650,720
Verra Mobility Corp.*	59,381	760,077
Vishay Precision Group, Inc.*	31,109	995,177

Total Information Technology		27,798,160
Materials - 3.8%
FutureFuel Corp.	78,650	1,046,045
Haynes International, Inc.	8,639	200,338
Koppers Holdings, Inc.*	57,096	1,900,155
Myers Industries, Inc.	44,152	885,248
Trecora Resources*	23,390	147,591
UFP Technologies, Inc.*	28,745	1,322,557
Universal Stainless & Alloy Products, Inc.*	44,231	321,117
Verso Corp., Class A	86,094	990,081

Total Materials		6,813,132
Real Estate - 2.1%
CatchMark Timber Trust, Inc., Class A, REIT	37,541	342,374
Community Healthcare Trust, Inc., REIT	20,350	910,052
Gladstone Land Corp., REIT	40,233	633,268
Global Medical REIT, Inc.	40,134	503,280
Plymouth Industrial REIT, Inc.	21,347	312,520
UMH Properties, Inc., REIT	68,290	1,003,863

Total Real Estate		3,705,357
Utilities - 0.4%
Atlantic Power Corp.*	94,913	280,943
Global Water Resources, Inc.	325	5,223

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Utilities - 0.4% (continued)
Unitil Corp.	9,520	$388,129

Total Utilities		674,295

Total Common Stocks (Cost $110,037,659)		169,835,658

	Principal Amount
Short-Term Investments - 5.7%
Joint Repurchase Agreements - 1.4%[2]
Citigroup Global Markets, Inc., dated 01/29/21, due 02/01/21, 0.060% total to be received $508,967 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.375% - 8.500%, 02/01/23 - 01/01/59, totaling $519,143)	$508,964	508,964
MUFG Securities America, Inc., dated 01/29/21, due 02/01/21, 0.060% total to be received $1,000,005 (collateralized by various U.S. Government Agency Obligations, 2.000% - 5.000%, 07/01/23 - 01/01/51, totaling $1,020,000)	1,000,000	1,000,000
RBC Dominion Securities, Inc., dated 01/29/21, due 02/01/21, 0.060% total to be received $1,000,005 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.625%, 02/18/21 - 01/20/51, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		2,508,964

	Shares	Value
Other Investment Companies - 4.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[3]	6,726,489	$6,726,489
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[3]	432,247	432,247
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[3]	445,345	445,345

Total Other Investment Companies		7,604,081

Total Short-Term Investments (Cost $10,113,045)		10,113,045
Total Investments - 101.0% (Cost $120,150,704)		179,948,703
Other Assets, less Liabilities - (1.0)%		(1,783,896)
Net Assets - 100.0%		$178,164,807

*	Non-income producing security.
[1]	Some of these securities, amounting to $22,035,625 or 12.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$169,835,658	—	—	$169,835,658
Short-Term Investments
Joint Repurchase Agreements	—	$2,508,964	—	2,508,964
Other Investment Companies	7,604,081	—	—	7,604,081
Total Investments in Securities	$177,439,739	$2,508,964	—	$179,948,703

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$22,035,625	$2,508,964	$21,339,531	$23,848,495
The following table summarizes the securities received as collateral for securities lending at January 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	02/04/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.